Average Annual Total Returns - Eagle Energy Infrastructure Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Alerian MLP Index
Prospectus [Line Items]
Average Annual Return, Percent		9.76%	25.96%	8.85%
Eagle Energy Infrastructure Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent	[1]	(2.26%)	26.10%	10.40%
Eagle Energy Infrastructure Fund Class A Shares | Without Sales Load [Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.74%	27.59%	11.06%
Eagle Energy Infrastructure Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		3.04%	26.63%	10.24%
Eagle Energy Infrastructure Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		3.99%	27.92%	11.34%
Eagle Energy Infrastructure Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.14%	26.75%	10.19%
Eagle Energy Infrastructure Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.72%	22.71%	8.76%

[1]	The information presented above includes the maximum Class A Sales load. Without a sales load, returns would have been 3.74%, 27.59% & 11.06% for the one year, five year and ten years period.